Financial Risk and Fair Value Disclosures - Details of Forward Exchange Contracts (Detail) - Forward exchange contracts [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional Amount on sale of foreign currency	$ 22	$ 24
Contract Period, beginning date	Dec. 08, 2025	Dec. 27, 2024
Contract Period, end date	Jan. 23, 2026	Jan. 21, 2025